Fair Value Measurements - Schedule of table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis (Details) - Fair Value, Nonrecurring [Member] - CNY (¥)
		Dec. 31, 2025		Dec. 31, 2024
Assets
Total Assets		¥ 3,683,962,892		¥ 3,747,684,872
Liabilities
Total Liabilities		660,190	[1]	4,197,264
Level 1 [Member]
Assets
Total Assets
Liabilities
Total Liabilities			[1]
Level 2 [Member]
Assets
Total Assets		3,683,962,892		3,747,684,872
Liabilities
Total Liabilities			[1]
Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities		660,190	[1]	4,197,264
Loans [Member]
Assets
Total Assets	[2]	175,960,029		204,920,625
Loans [Member] | Level 1 [Member]
Assets
Total Assets	[2]
Loans [Member] | Level 2 [Member]
Assets
Total Assets	[2]	175,960,029		204,920,625
Loans [Member] | Level 3 [Member]
Assets
Total Assets	[2]
Loans held-for-sale [Member]
Assets
Total Assets	[3]	3,508,002,863		3,529,585,983
Loans held-for-sale [Member] | Level 1 [Member]
Assets
Total Assets	[3]
Loans held-for-sale [Member] | Level 2 [Member]
Assets
Total Assets	[3]	3,508,002,863		3,529,585,983
Loans held-for-sale [Member] | Level 3 [Member]
Assets
Total Assets	[3]
Guarantee liabilities [Member]
Liabilities
Total Liabilities	[4]	660,190		4,197,264
Guarantee liabilities [Member] | Level 1 [Member]
Liabilities
Total Liabilities	[4]
Guarantee liabilities [Member] | Level 2 [Member]
Liabilities
Total Liabilities	[4]
Guarantee liabilities [Member] | Level 3 [Member]
Liabilities
Total Liabilities	[4]	¥ 660,190		4,197,264
Equity securities [Member]
Assets
Total Assets	[1]			13,178,264
Equity securities [Member] | Level 1 [Member]
Assets
Total Assets	[1]
Equity securities [Member] | Level 2 [Member]
Assets
Total Assets	[1]			13,178,264
Equity securities [Member] | Level 3 [Member]
Assets
Total Assets	[1]

[1]	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.
[2]	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[3]	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.
[4]	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.